26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
Schedule of share capital for common shares and preferred shares

As of December 31, 2020, the Company’s issued and share capital is R$7,594 (R$7,294 at December 31, 2019 and 2018), represented by 507,670,289 common shares (487,614,213 at December 31, 2019) and 1,011,082,312 preferred shares (971,138,388 at December 31, 2019), both of them with nominal value of R$5.00 (five Reais), as follows:

Shareholders	Number of shares on December 31, 2020
	Common	%	Preferred	%	Total	%
State of Minas Gerais	258,738,711	51	11,788	—	258,750,499	17
Other entities of Minas Gerais State	20,713	—	7,442,037	1	7,462,750	—
FIA Dinâmica Energia S.A.	114,172,677	22	43,975,272	4	158,147,949	10
BNDES Participações	56,578,175	11	27,299,432	3	83,877,607	6
BlackRock	—	—	153,689,970	15	153,689,970	10
Others
In Brazil	55,717,246	11	212,704,725	21	268,421,971	18
Foreign shareholders	22,442,767	5	565,959,088	56	588,401,855	39
Total	507,670,289	100	1,011,082,312	100	1,518,752,601	100

Shareholders	Number of shares on December 31, 2019
	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,516,953	51	11,323	—	248,528,276	17
Other entities of Minas Gerais State	19,896	—	1,411,276	—	1,431,172	—
FIA Dinâmica Energia S.A.	48,700,000	10	55,133,744	6	103,833,744	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	6
Others
In Brazil	101,170,317	21	328,982,856	34	430,153,173	29
Foreign shareholders	34,864,055	7	559,378,251	57	594,242,306	41
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

Shareholders	Number of shares on December 31, 2018
	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,480,146	51	—	—	248,480,146	17
Other entities of Minas Gerais State	56,703	—	647,647	—	704,350	—
FIA Dinâmica Energia S.A.	48,200,000	10	55,905,344	6	104,105,344	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	5
Others
In Brazil	105,402,202	22	370,338,947	38	475,741,149	33
Foreign shareholders	31,132,170	6	518,025,512	53	549,157,682	38
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

Schedule of shares used in calculation of basic profit and diluted profit per share

The comparative information for 2019 and 2018 was adjusted retrospectively in order to reflect the capital increase.

Number of shares	2020	2019	2018
Common shares already paid up	507,670,289	507,670,289	507,670,289
Shares in treasury	(71)	(71)	(71)
	507,670,218	507,670,218	507,670,218

Preferred shares already paid up	1,011,082,312	1,011,082,312	1,011,082,312
Shares in treasury	(583,709)	(583,709)	(583,709)
	1,010,498,603	1,010,498,603	1,010,498,603
Total	1,518,168,821	1,518,168,821	1,518,168,821

Schedule of calculation of basic earnings per share

The calculation of basic and diluted earnings per share is as follows:

	2020	2019 (Restated)	2018 (Restated)
Net income for the year attributed to equity holders of the parent	2,864	3,194	1,722

Minimum mandatory dividend from net income for the year - preferred shares	986	509	577
Net income for the year not distributed - preferred shares	920	1,617	569
Total earnings - preferred shares (A)	1,906	2,126	1,146

Minimum mandatory dividend from net income for the year - common shares	496	256	290
Net income for the year not distributed - common shares	462	812	286
Total earnings - common shares (B)	958	1,068	576

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.89	2.10	1,13
Basic and diluted earnings per common share (B / number of common shares)	1.89	2.10	1,13
	2020	2019 (Restated)	2018 (Restated)
Net income for the year from continuing operations attributed to equity holders of the parent	2,864	2,970	1,400

Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	986	509	577
Net income for the year from continuing operations not distributed – preferred shares	920	1,468	355
Total earnings from continuing operations - preferred shares (A.1)	1,906	1,977	932

Minimum mandatory dividend from net income for the year from continuing operations - common shares	496	256	290
Net income for the year from continuing operations not distributed – common shares	462	737	178
Total earnings from continuing operations - common shares (B.1)	958	993	468

Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.89	1.95	0.92
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.89	1.95	0.92

Schedule of equity valuation adjustments
c)	Equity valuation adjustments

	2020	2019	2018
Adjustments to actuarial liabilities – Employee benefits	(340)	(343)	(257)
Subsidiary and jointly-controlled entity
Adjustments to actuarial liabilities – Employee benefits	(2,660)	(2.650)	(1.681)
Deemed cost of PP&E	569	586	611
	(2,091)	(2.064)	(1.070)
Equity valuation adjustments	(2,431)	(2.407)	(1.327)

Schedule of capital reserves and profit reserves

Capital reserves

	2020	2019	2018
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	2,250

Profit reserves

	2020	2019 (Restated)	2018 (Restated)
Legal reserve	995	853	853
Statutory reserve	57	57	57
Retained earnings reserve	6,650	5,500	3,965
Unrealized profit reserve	835	835	—
Incentive tax reserve	103	85	67
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	10,060	8,750	6,362

Schedule of reserve for obligatory dividends not distributed	Reserve for mandatory dividends not distributed
2020
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

Schedule of dividends proposed for distribution to shareholders based on the profit for the business year

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2020 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

	2020	2019	2018
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	5,055	4,856	4,856
	5,055	4,856	4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	506	486	486

Equity	17,473	15,887	14,579
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	11,630	10,574	9,704
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	349	317	291

Minimum Dividends required by the Bylaws for the preferred shares	506	486	486

Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Mandatory dividend
Net income for the year	2,864	3,127	1,700

Mandatory dividends – 50% of Net income	1,432	1,564	850
Unrealized profit reserve	(835)	(835)
Reversal of the unrealized profit reserve established in 2019	835	—	—
Withholding income tax on Interest on equity	50	35	17
	1,482	764	867
Dividends recorded, as specified in the by-laws
Interest on Equity	553	400	210
Ordinary dividends	929	364	657
	1,482	764	867

Total dividends for the preferred shares	986	509	577
Total dividends for the common shares	496	255	290

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	0.99	0.52	0.59
Dividends proposed: Common (ON) shares	0.99	0.52	0.59
Dividends proposed: Preferred (PN) shares	0.99	0.52	0.59

Schedule of dividends and interest on capital payable

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2018	864
Proposed dividends	764
Withholding income tax on interest on capital	(35)
Dividends retained – Minas Gerais state government (Note 11)	(148)
Dividends paid	(701)
Balances at December 31, 2019	744
Proposed dividends	1,482
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(50)
Dividends retained – Minas Gerais state government (Note 11)	(130)
Dividends paid	(598)
Balances at December 31, 2020	1,449